First Trust S&P 500 Diversified Dividend Aristocrats ETF Annual Fund Operating Expenses - First Trust S&P 500 Diversified Dividend Aristocrats ETF - First Trust S&P 500 Diversified Dividend Aristocrats ETF
	Mar. 31, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.50%	[1]

[1]	Expenses have been restated to reflect the current fiscal year.